Share-based compensation - Binomial Option Pricing Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assumptions used in the Black-Scholes option pricing model
Expected volatility, minimum		24.74%	24.51%
Expected volatility	25.00%
Expected volatility, maximum		25.00%	26.99%
Risk-free interest rate (per annum), minimum	2.50%	2.47%	1.01%
Risk-free interest rate (per annum), maximum	2.80%	2.53%	1.12%
Exercise multiple, minimum	2.50%	2.50%	2.50%
Exercise multiple, maximum	2.80%	2.80%	2.80%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10 years	10 years	6 years
Fair value of underlying unit (3.45 unit = 1 ordinary share)	$ 1.86
Number of units representing one ordinary share	3.45	3.45	3.45
Stock options
Assumptions used in the Black-Scholes option pricing model
Expected dividend yield	0.00%
Minimum
Assumptions used in the Black-Scholes option pricing model
Fair value of underlying unit (3.45 unit = 1 ordinary share)	$ 0.88		$ 0.37
Maximum
Assumptions used in the Black-Scholes option pricing model
Fair value of underlying unit (3.45 unit = 1 ordinary share)	$ 1.49		$ 0.53